Segmental Analyses - Additional Information (Details) £ in Millions		12 Months Ended
		Dec. 31, 2019 GBP (£) Segment	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)
Disclosure Of Geographical Areas [Line Items]
Number of reportable segment | Segment		4
Profit (loss) from continuing operations		£ 9,016	£ 9,313	£ 6,412
Revenue from operations	[1]	25,877	24,492	19,564
Non-current assets for operations		127,731	133,687
Goodwill		44,316	46,163
Investments in associates and joint ventures		1,860	1,737
Associates And Joint Ventures
Disclosure Of Geographical Areas [Line Items]
Revenue from operations		7,581	7,235	14,085
Non-current assets for operations		1,237	1,225
Investments in associates and joint ventures		1,860	1,737	1,577
ITC Ltd. | Associates And Joint Ventures
Disclosure Of Geographical Areas [Line Items]
Investments in associates and joint ventures		1,794	1,682
United States
Disclosure Of Geographical Areas [Line Items]
Revenue from operations		10,373	9,495	4,160
RAI | United States
Disclosure Of Geographical Areas [Line Items]
Revenue from operations		10,417	9,506	4,160
Non-current assets for operations		109,186	113,935
Constant Rates
Disclosure Of Geographical Areas [Line Items]
Profit (loss) from continuing operations			£ 10,924
Constant Rates | Previously Stated
Disclosure Of Geographical Areas [Line Items]
Profit (loss) from continuing operations		£ 11,032		£ 7,605

[1]	Revenue is net of duty, excise and other taxes of £39,826 million, £38,553 million and £37,780 million for the years ended 31 December 2019, 2018 and 2017, respectively.